Group companies	9 Months Ended
Sep. 30, 2022
Group Companies
Group companies

15.	Group companies

Entity name	Country of incorporation	Principal activities	Group interest at December 31, 2021
Fusion Fuel Portugal, S.A.	Portugal	Operating company	100%
Fuel Cell Évora, Unipessoal LDA	Portugal	Hydrogen production	100%
Fuel Cell Évora I, Unipessoal LDA	Portugal	Hydrogen production	100%
Fusion Fuel USA, Inc.	United States	No activity to date	100%
Fusion Fuel Spain, S.L.	Spain	Hydrogen production	50%
Fusion Fuel Australia, PTY Ltd	Australia	Hydrogen production	100%
Fusion Fuel Australia – Pilot PTY Ltd	Australia	Hydrogen production	100%
Hevo Sines, Unipessoal LDA (1)	Portugal	Hydrogen production	N/A
Hevo Sines II, Unipessoal LDA (2)	Portugal	Hydrogen production	N/A
Hevo Sines III, Unipessoal LDA (3)	Portugal	Hydrogen production	N/A

(1)	Incorporated on January 12, 2022
(2)	Incorporated on March 22, 2022
(3)	Incorporated on April 14, 2022